401(k) Plan	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
401 (k) Plan
Note 11 - 401(k) Plan

The Company has established a 401(k) deferred contribution retirement plan (the “401(k) Plan”) which covers all employees. The 401(k) Plan provides for voluntary employee contributions of up to 15% of annual earnings, as defined. As of January 1, 2004, the Company began matching 100% of the first 3% and 50% of the next 2% of employee earnings to the 401(k) Plan. The Company contributed and expensed $46,000 and $49,000 in 2013 and 2012, respectively.